Segments	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segments

Note O: Segments

The Building Materials business is comprised of divisions which represent operating segments. Certain divisions are consolidated into reportable segments for financial reporting purposes as they meet the aggregation criteria. The Building Materials business contains three reportable segments: Mid-America Group, Southeast Group and West Group. The Magnesia Specialties business represents an individual operating and reportable segment. The accounting policies used for segment reporting are the same as those described in Note A.

The Company’s evaluation of performance and allocation of resources are based primarily on earnings from operations. Consolidated earnings from operations include net sales less cost of sales, selling, general and administrative expenses, acquisition-related expenses, other operating income and expenses, net, and exclude interest expense, other nonoperating income and expenses, net, and tax expense/benefit. Corporate consolidated earnings from operations primarily include depreciation on capitalized interest, expenses for corporate administrative functions, acquisition-related expenses, net, and other nonrecurring and/or non-operational income and expenses excluded from the Company’s evaluation of segment performance and resource allocation. All long-term debt and related interest expense areheld at Corporate.

Assets employed by segment include assets directly identified with those operations. Corporate assets consist primarily of cash and cash equivalents; property, plant and equipment for corporate operations; investments and other assets not directly identifiable with a reportable segment.

In connection with a management change effective January 1, 2017, the cement product line is reported in the West Group. All segment information has been reclassified to conform to the presentation of the Company’s current reportable segments and for the adoption of ASU 2017-07.

The following tables display selected financial data for the Company’s reportable segments.

years ended December 31 (add 000) Total revenues	2017	2016	2015
Mid-America Group	$1,053,325	$1,017,098	$926,251
Southeast Group	362,555	321,078	304,472
West Group	2,279,723	2,223,515	2,062,968
Total Building Materials Business	3,695,603	3,561,691	3,293,691
Magnesia Specialties	269,991	257,058	245,879
Total	$3,965,594	$3,818,749	$3,539,570

years ended December 31 (add 000) Net sales	2017	2016	2015
Mid-America Group	$982,109	$945,123	$851,854
Southeast Group	348,409	304,451	285,302
West Group	2,142,839	2,089,192	1,903,452
Total Building Materials Business	3,473,357	3,338,766	3,040,608
Magnesia Specialties	248,071	238,001	227,508
Total	$3,721,428	$3,576,767	$3,268,116

Gross profit (loss)
Mid-America Group	$335,394	$306,560	$257,002
Southeast Group	74,642	57,286	34,359
West Group	465,595	466,790	360,667
Total Building Materials Business	875,631	830,636	652,028
Magnesia Specialties	89,399	89,603	79,057
Corporate	6,910	(8,501)	(4,165)
Total	$971,940	$911,738	$726,920

Selling, general and administrative expenses
Mid-America Group	$53,937	$52,712	$52,227
Southeast Group	17,144	17,245	18,353
West Group	102,650	95,631	92,988
Total Building Materials Business	173,731	165,588	163,568
Magnesia Specialties	9,537	9,617	9,408
Corporate	78,860	66,401	37,778
Total	$262,128	$241,606	$210,754

Earnings (Loss) from operations
Mid-America Group	$284,789	$258,422	$207,619
Southeast Group	61,238	41,653	16,712
West Group	360,544	379,417	256,042
Total Building Materials Business	706,571	679,492	480,373
Magnesia Specialties	79,431	79,306	69,301
Corporate	(85,621)	(81,532)	(55,507)
Total	$700,381	$677,266	$494,167

as of December 31 (add 000) Assets employed	2017	2016	2015
Mid-America Group	$1,532,867	$1,406,526	$1,304,574
Southeast Group	616,344	594,967	583,369
West Group	5,014,231	4,904,018	4,561,432
Total Building Materials Business	7,163,442	6,905,511	6,449,375
Magnesia Specialties	152,257	150,969	147,795
Corporate	1,676,812	244,425	360,441
Total	$8,992,511	$7,300,905	$6,957,611

years ended December 31 (add 000) Depreciation, depletion and amortization	2017	2016	2015
Mid-America Group	$69,691	$64,295	$61,693
Southeast Group	30,780	30,590	31,644
West Group	169,853	164,653	147,619
Total Building Materials Business	270,324	259,538	240,956
Magnesia Specialties	10,070	10,354	9,992
Corporate	16,768	15,361	12,639
Total	$297,162	$285,253	$263,587

Total property additions
Mid-America Group	$139,505	$152,014	$77,640
Southeast Group	34,636	30,588	12,155
West Group	240,793	338,795	244,844
Total Building Materials Business	414,934	521,397	334,639
Magnesia Specialties	11,129	8,944	8,916
Corporate	12,558	10,430	20,561
Total	$438,621	$540,771	$364,116

Property additions through acquisitions
Mid-America Group	$60	$1,524	$4,385
Southeast Group	—	—	—
West Group	2,420	132,112	35,965
Total Building Materials Business	2,480	133,636	40,350
Magnesia Specialties	—	—	—
Corporate	—	—	—
Total	$2,480	$133,636	$40,350

The Building Materials business includes the aggregates, cement, ready mixed concrete and asphalt and paving product lines. All cement, ready mixed concrete and asphalt and paving product lines are reported within in the West Group. The following tables, which are reconciled to consolidated amounts, provide total revenues, net sales and gross profit by line of business: Building Materials (further divided by product line) and Magnesia Specialties. Interproduct revenues and interproduct sales represent sales from the aggregates product line to the ready mixed concrete and asphalt and paving product lines and sales from the cement product line to the ready mixed concrete product line.

years ended December 31 (add 000) Total revenues	2017	2016	2015
Aggregates	$2,341,540	$2,267,574	$2,120,245
Cement	384,112	375,814	475,725
Ready Mixed Concrete	936,979	903,803	657,831
Asphalt and Paving[1]	296,956	261,612	229,561
Less: Interproduct revenues[1]	(263,984)	(247,112)	(189,671)
Total Building Materials Business	3,695,603	3,561,691	3,293,691
Magnesia Specialties	269,991	257,058	245,879
Total	$3,965,594	$3,818,749	$3,539,570

Net sales
Aggregates	$2,137,225	$2,060,876	$1,896,143
Cement	371,525	364,445	455,382
Ready Mixed Concrete	936,062	902,635	656,531
Asphalt and Paving[1]	292,529	257,922	222,223
Less: Interproduct sales[1]	(263,984)	(247,112)	(189,671)
Total Building Materials Business	3,473,357	3,338,766	3,040,608
Magnesia Specialties	248,071	238,001	227,508
Total	$3,721,428	$3,576,767	$3,268,116
[1]2016 and 2015 amounts have been revised to reflect the elimination of $83,500,000 and $61,400,000, respectively, of asphalt sales to the paving operations within that product line.

Gross profit (loss)
Aggregates	$601,968	$558,318	$470,688
Cement	117,313	120,201	103,813
Ready Mixed Concrete	91,670	99,042	42,110
Asphalt and Paving	64,680	53,075	35,417
Total Building Materials Business	875,631	830,636	652,028
Magnesia Specialties	89,399	89,603	79,057
Corporate	6,910	(8,501)	(4,165)
Total	$971,940	$911,738	$726,920

Domestic and foreign total revenues are as follows:

years ended December 31 (add 000)	2017	2016	2015
Domestic	$3,901,323	$3,761,651	$3,493,462
Foreign	64,271	57,098	46,108
Total	$3,965,594	$3,818,749	$3,539,570